Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000241133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class R6
Trading Symbol	GAFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class R6/GAFNX) at NAV(1)	6.77%	4.19%	2.88%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 75,884,000
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 901,000
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000241132 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class I
Trading Symbol	GAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class I/GAFYX) at NAV(1)	6.78%	4.11%	2.82%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 75,884,000
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 901,000
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000241131 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class C
Trading Symbol	GAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class C / GAFCX	$230	2.24%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class C/GAFCX) at NAV(1) and with CDSC(2)	5.69%	3.09%	1.80%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 75,884,000
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 901,000
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 26, 2026, Class C shares were converted to Class A shares.
C000241134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class A
Trading Symbol	GAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$154	1.49%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came primarily from the Fund’s hedge fund replication models, while the Fund’s alternative risk premia models detracted from performance. The Fund was able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities and commodities, as well as on certain opportunistic trading strategies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove performance over the year as these markets made new highs, with gains coming from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income detracted from performance as bond markets struggled to account for central bank policy.
Currencies	Negative	Currency losses came primarily from several of the alternative risk premia models as the U.S. dollar weakened. Gains within other models could not make up for these losses.
Commodities	Positive	Commodity gains came primarily from the hedge fund replication models, particularly due to the surge in gold prices, while the alternative risk premia models detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at NAV(1)	6.48%	3.87%	2.57%
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP(2),(3)	0.62%	2.70%	1.99%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Barclay Fund of Funds Index	11.18%	4.61%	3.98%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 75,884,000
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 901,000
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$75,884
Total number of portfolio holdings	652
Total advisory fee paid (‘000s)	$901
Portfolio turnover rate as of the end of the reporting period	514%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		57%
Software	3
Oil, Gas & Consumable Fuels	3
Capital Markets	3
All other Common Stocks	48
Short-Term Investment		38
U.S. Government Security		5
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000241136 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	AMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$162	1.70%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at NAV(1)	(9.86)%	1.71%	1.55%
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP(2),(3)	(14.81)%	0.56%	0.98%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.55%
SG Trend Index	2.48%	6.99%	3.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,111,820,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 15,637,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19

C000241137 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	ASFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$232	2.45%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class C/ASFCX) at NAV(1) and with CDSC(2)	(10.62)%	0.93%	0.79%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.55%
SG Trend Index	2.48%	6.99%	3.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,111,820,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 15,637,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19

C000241138 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	ASFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$138	1.45%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class I/ASFYX) at NAV(1)	(9.78)%	1.94%	1.80%
FT Wilshire 5000 Index	17.13%	13.40%	14.45%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.55%
SG Trend Index	2.48%	6.99%	3.67%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,111,820,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 15,637,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19

C000241135 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	AMFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$127	1.33%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Significant volatility and structural shifts, driven by dramatic changes in U.S. political and economic policy, led to a difficult period for trend followers. The Fund’s losses were driven by fixed income and currencies, while commodities and equities contributed slightly to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some emerging markets, with the biggest gains coming from the IBEX 35® (Spain), S&P/TSX 60 (Canada), and Japanese equities. U.S. equities detracted from performance, especially the S&P 500® Index and the Dow Jones Industrial Average®.

Fixed income	Negative	Losses came from both short and long positions as global bond markets struggled to account for central bank policy. The largest losses were in the French 10-Year Note (OAT), U.S. bonds, and the Canadian 10-Year Note.

Currencies	Negative	Currency losses were driven by short positions in foreign currencies, while being long the U.S. dollar, as the dollar weakened. The largest losses came from the euro, New Zealand dollar, and Swiss franc. Long positions in some emerging market currencies, while being short the U.S. dollar, especially the Mexican peso and Polish zloty, provided gains.

Commodities	Positive	Commodities were more mixed. The Fund had significant gains from long positions in precious metals, especially gold and silver, while energies, agricultural commodities, and base metals detracted from performance over the course of the year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (May 1, 2017). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	Since Inception
Virtus AlphaSimplex Managed Futures Strategy Fund (Class R6/AMFNX) at NAV(1)	(9.61)%	2.06%	2.89%
FT Wilshire 5000 Index	17.13%	13.40%	14.27%
Credit Suisse Managed Futures Liquid Index	(4.04)%	2.24%	0.81%
SG Trend Index	2.48%	6.99%	5.28%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	May 01, 2017
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,111,820,000
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 15,637,000
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$1,111,820
Total number of portfolio holdings	94
Number of Long Positions	61
Number of Short Positions	33
Total advisory fee paid (‘000s)	$15,637
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	58%
U.S. Government Securities	36
Commercial Paper	6
Total	100%
(1)	Percentage of total investments as of December 31, 2025.
% RISK ALLOCATION (includes futures contracts)
Commodities	35
Currencies	17
Equities	29
Fixed Income	19